DEFERRED INCOME TAXES - Changes in Net Deferred Income Tax Assets / (Liabilities) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 148	€ 183
Reclassified as held for sale	(2)
Recognized in Profit or loss	127	(29)
Recognized in OCI	(33)	(13)
FX	3	7
At December 31	243	148
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
At January 1	(124)	(106)
Reclassified as held for sale	(2)
Recognized in Profit or loss	31	(10)
Recognized in OCI	0	0
FX	(7)	(8)
At December 31	(102)	(124)
Inventories
Significant components of deferred tax assets and liabilities [line items]
At January 1	3	5
Reclassified as held for sale	0
Recognized in Profit or loss	(4)	(2)
Recognized in OCI	0	0
FX	(1)	0
At December 31	(2)	3
Pensions
Significant components of deferred tax assets and liabilities [line items]
At January 1	119	126
Reclassified as held for sale	0
Recognized in Profit or loss	(10)	5
Recognized in OCI	(35)	(17)
FX	4	5
At December 31	78	119
Derivative valuation
Significant components of deferred tax assets and liabilities [line items]
At January 1	(6)	(5)
Reclassified as held for sale	0
Recognized in Profit or loss	8	(5)
Recognized in OCI	2	4
FX	0	0
At December 31	4	(6)
Tax losses carried forward
Significant components of deferred tax assets and liabilities [line items]
At January 1	117	116
Reclassified as held for sale	0
Recognized in Profit or loss	67	(7)
Recognized in OCI	0	0
FX	6	8
At December 31	190	117
Other
Significant components of deferred tax assets and liabilities [line items]
At January 1	39	47
Reclassified as held for sale	0
Recognized in Profit or loss	35	(10)
Recognized in OCI	0	0
FX	1	2
At December 31	€ 75	€ 39